Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - USD ($)		Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023
Assets
Corporate bonds		$ 0		$ 0		$ 6,621,000
Liabilities
Warrant liabilities				2,166,874,000		11,835,000
Contingent earnout liabilities		11,000		11,000		1,456,000
2022 Private Placement Warrants [Member]
Liabilities
Warrant liabilities				1,102,000		23,000
RDO Warrants [Member]
Liabilities
Warrant liabilities				90,469,000		10,891,000
2024 Private Warrants [Member]
Liabilities
Warrant liabilities				2,007,000
BEPO Warrants [Member]
Liabilities
Warrant liabilities				377,750,000
BEPO Agent Warrants [Member]
Liabilities
Warrant liabilities				18,477,000
July 2024 Private Warrants [Member]
Liabilities
Warrant liabilities				864,995,000
August Inducement Warrants [Member]
Liabilities
Warrant liabilities				796,239,000
Fair Value, Recurring [Member]
Assets
Money market funds		379,000	[1]	215,000	[1],[2]	3,422,000	[2]
Corporate bonds	[3]			6,621,000		6,621,000
Total financial assets		379,000		215,000		10,043,000
Liabilities
Contingent earnout liabilities		11,000		11,000		1,456,000
Total financial liabilities		24,000		2,177,000		13,291,000
Fair Value, Recurring [Member] | 2022 Private Placement Warrants [Member]
Liabilities
Warrant liabilities	[5]			1,000	[4]	23,000
Fair Value, Recurring [Member] | RDO Warrants [Member]
Liabilities
Warrant liabilities	[5]			90,000	[4]	10,891,000
Fair Value, Recurring [Member] | Placement Agent Warrants [Member]
Liabilities
Warrant liabilities	[5]			16,000	[4]	536,000
Fair Value, Recurring [Member] | 2024 Private Warrants [Member]
Liabilities
Warrant liabilities	[4],[5]			378,000
Fair Value, Recurring [Member] | BEPO Warrants [Member]
Liabilities
Warrant liabilities	[4]	6,000		18,000	[5]
Fair Value, Recurring [Member] | BEPO Agent Warrants [Member]
Liabilities
Warrant liabilities	[4]	4,000		2,000	[5]
Fair Value, Recurring [Member] | July 2024 Private Warrants [Member]
Liabilities
Warrant liabilities	[4],[5]			865,000
Fair Value, Recurring [Member] | August Inducement Warrants [Member]
Liabilities
Warrant liabilities	[4],[5]			796,000
Fair Value, Recurring [Member] | Public [Member]
Liabilities
Warrant liabilities	[5]					258,000
Fair Value, Recurring [Member] | Private Placement [Member]
Liabilities
Warrant liabilities	[5]					127,000
Fair Value, Recurring [Member] | Placement Agents Warrants [Member]
Liabilities
Warrant liabilities	[4]	3,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Assets
Money market funds		379,000	[1]	215,000	[1],[2]	3,422,000	[2]
Corporate bonds	[3]
Total financial assets		379,000		215,000		3,422,000
Liabilities
Contingent earnout liabilities
Total financial liabilities						258,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | 2022 Private Placement Warrants [Member]
Liabilities
Warrant liabilities	[5]				[4]
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | RDO Warrants [Member]
Liabilities
Warrant liabilities	[5]				[4]
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Placement Agent Warrants [Member]
Liabilities
Warrant liabilities	[5]				[4]
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | 2024 Private Warrants [Member]
Liabilities
Warrant liabilities	[4],[5]
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | BEPO Warrants [Member]
Liabilities
Warrant liabilities	[4]				[5]
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | BEPO Agent Warrants [Member]
Liabilities
Warrant liabilities	[4]				[5]
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | July 2024 Private Warrants [Member]
Liabilities
Warrant liabilities	[4],[5]
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | August Inducement Warrants [Member]
Liabilities
Warrant liabilities	[4],[5]
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Public [Member]
Liabilities
Warrant liabilities	[5]					258,000
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Private Placement [Member]
Liabilities
Warrant liabilities	[5]
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member] | Placement Agents Warrants [Member]
Liabilities
Warrant liabilities	[4]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Assets
Money market funds			[1]		[1],[2]		[2]
Corporate bonds	[3]			6,621,000		6,621,000
Total financial assets						6,621,000
Liabilities
Contingent earnout liabilities
Total financial liabilities
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | 2022 Private Placement Warrants [Member]
Liabilities
Warrant liabilities	[5]				[4]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | RDO Warrants [Member]
Liabilities
Warrant liabilities	[5]				[4]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Placement Agent Warrants [Member]
Liabilities
Warrant liabilities	[5]				[4]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | 2024 Private Warrants [Member]
Liabilities
Warrant liabilities	[4],[5]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | BEPO Warrants [Member]
Liabilities
Warrant liabilities	[4]				[5]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | BEPO Agent Warrants [Member]
Liabilities
Warrant liabilities	[4]				[5]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | July 2024 Private Warrants [Member]
Liabilities
Warrant liabilities	[4],[5]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | August Inducement Warrants [Member]
Liabilities
Warrant liabilities	[4],[5]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Public [Member]
Liabilities
Warrant liabilities	[5]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Private Placement [Member]
Liabilities
Warrant liabilities	[5]
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member] | Placement Agents Warrants [Member]
Liabilities
Warrant liabilities	[4]
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Assets
Money market funds			[1]		[1],[2]		[2]
Corporate bonds	[3]
Total financial assets
Liabilities
Contingent earnout liabilities		11,000		11,000		1,456,000
Total financial liabilities		24,000		2,177,000		13,033,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | 2022 Private Placement Warrants [Member]
Liabilities
Warrant liabilities	[5]			1,000	[4]	23,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | RDO Warrants [Member]
Liabilities
Warrant liabilities	[5]			90,000	[4]	10,891,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Placement Agent Warrants [Member]
Liabilities
Warrant liabilities	[5]			16,000	[4]	536,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | 2024 Private Warrants [Member]
Liabilities
Warrant liabilities	[4],[5]			378,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | BEPO Warrants [Member]
Liabilities
Warrant liabilities	[4]	6,000		18,000	[5]
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | BEPO Agent Warrants [Member]
Liabilities
Warrant liabilities	[4]	4,000		2,000	[5]
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | July 2024 Private Warrants [Member]
Liabilities
Warrant liabilities	[4],[5]			865,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | August Inducement Warrants [Member]
Liabilities
Warrant liabilities	[4],[5]			$ 796,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Public [Member]
Liabilities
Warrant liabilities	[5]
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Private Placement [Member]
Liabilities
Warrant liabilities	[5]					$ 127,000
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member] | Placement Agents Warrants [Member]
Liabilities
Warrant liabilities	[4]	$ 3,000

[1]	Included in cash and cash equivalents on the unaudited condensed consolidated balance sheets.
[2]	Included in cash and cash equivalents on the consolidated balance sheets.
[3]	Included in short-term investments on the consolidated balance sheets.
[4]	Included in warrant liabilities on the unaudited condensed consolidated balance sheets.
[5]	Included in warrant liabilities on the consolidated balance sheets.